Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Profit/(loss) for the year	$ 61,979		$ (11,507)		$ 266,281
Items included in net income not affecting cash flows:
Depreciation and amortization	123,255		128,639		124,245
Impairment charges	0		0		12,560
Amortization of deferred debt issuance cost	2,902		2,550		5,538
(Gain)/loss, sale of vessel	(19,513)		(15,153)		0
Fair value (gain)/loss on derivative financial instruments	(14,983)		(12,450)		8,074
Impairment of equity accounted investment	637		0		0
Compensation related to options and restricted stock	4,133		4,347		5,106
Net foreign exchange differences	(73)		0		0
(Gain)/loss modification of debt	(669)		(3,049)		0
Share of profit in associated companies	(1,327)		(1,278)		(1,193)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	(28,703)		(301)		77,788
Capitalized voyage expenses	(1,403)		(356)		3,111
Prepaid expenses	(3,537)		523		(2,265)
Accounts payable and accrued expenses	5,573		1,510		(6,914)
Deferred shipping revenues	(693)		(11,372)		15,306
Bunker inventory	327		(21,542)		22,231
Net cash provided by/(used in) operating activities	127,906		60,562		529,870
Cash flows from investing activities:
Investment in vessels	(9,902)		(174,558)		(27,117)
Proceeds from sale of vessels	112,399		87,062		0
Purchase of non-controlling interest in subsidiary	(2)		0		0
Acquisition of subsidiary, net of cash paid	8,267		0		0
Dividend received from associated company	0		1,031		835
Investment in other property, plant and equipment	(243)		(48)		(435)
Net cash provided by/(used in) investing activities	110,518		(86,512)		(26,717)
Cash flows from financing activities
Cash dividends paid	(19,679)		(22,083)		(214,669)
Repayment principal element of lease liability	(1,090)		(611)		(467)
Issuance of long-term debt	4,008		355,840		70,862
Purchase of treasury shares	(24,758)		(32,178)		0
Repayment of long-term debt	(131,825)		(283,000)		(357,595)
Net cash provided by/(used in) financing activities	(173,343)		17,967		(501,868)
Net (decrease)/increase in cash and cash equivalents	65,081		(7,983)		1,285
Net foreign exchange difference	209		0		0
Cash and cash equivalents at beginning of period	60,658	[1],[2]	68,641		67,356
Cash and cash equivalents at end of period	125,948	[1],[2]	60,658	[1],[2]	68,641
Specification of items included in operating activities:
Interest paid	23,450		23,196		35,404
Interest received	$ 1,481		$ 6		$ 212

[1]	Amortized cost.
[2]	Cash and cash equivalents include $316 thousand in restricted cash in 2022 and $289 thousand in 2021, including employee withholding tax.